additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 326	$ 299
Redemptions, repayments or payments	(1,332)	(1,226)
Other	1,358	1,253
Ending	352	326
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	183	85
Other	(183)	(85)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	326	299
Redemptions, repayments or payments	(1,149)	(1,141)
Other	1,175	1,168
Ending	352	326
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	100	100
Issued or received	850	26
Redemptions, repayments or payments	(851)	(93)
Foreign exchange movement (Note 4(i))		(1)
Other	1	68
Ending	100	100
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	14,028	13,753
Issued or received	11,565	9,615
Redemptions, repayments or payments	(9,121)	(9,492)
Foreign exchange movement (Note 4(i))	(38)	33
Other	622	119
Ending	18,437	14,028
Long-term debt
Changes in liabilities arising from financing activities
Beginning	14,028	13,753
Issued or received	7,705	5,500
Redemptions, repayments or payments	(5,261)	(5,377)
Foreign exchange movement (Note 4(i))	(38)	33
Other	622	119
Ending	18,437	14,028
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	12,186	11,561
Issued or received	3,474	1,725
Redemptions, repayments or payments	(1,000)	(1,250)
Foreign exchange movement (Note 4(i))	(145)	170
Other	(36)	(20)
Ending	14,479	12,186
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	774	1,140
Issued or received	4,135	3,678
Redemptions, repayments or payments	(3,860)	(4,115)
Foreign exchange movement (Note 4(i))	(34)	71
Ending	1,015	774
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	620	620
Other	1
Ending	621	620
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	419	339
Issued or received	96	97
Redemptions, repayments or payments	(64)	(50)
Foreign exchange movement (Note 4(i))	(22)	33
Other	2
Ending	431	419
Finance leases | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	102
Redemptions, repayments or payments		(3)
Other		105
Ending		102
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	(8)
Other	275
Ending	267
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	(333)
Foreign exchange movement (Note 4(i))	(16)
Other	527
Ending	1,661
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	(73)	93
Issued or received	3,860	4,115
Redemptions, repayments or payments	(3,856)	(4,074)
Foreign exchange movement (Note 4(i))	179	(241)
Other	(147)	34
Ending	(37)	(73)
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(3,860)	(4,115)
Redemptions, repayments or payments	3,860	4,115
As previously reported | Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	326
Ending		326
As previously reported | Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	326
Ending		326
As previously reported | Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	100
Ending		100
As previously reported | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	14,028
Ending		14,028
As previously reported | Long-term debt
Changes in liabilities arising from financing activities
Beginning	14,028
Ending		14,028
As previously reported | TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	12,186
Ending		12,186
As previously reported | TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	774
Ending		774
As previously reported | TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	620
Ending		620
As previously reported | TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	419
Ending		419
As previously reported | Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	102
Ending		102
As previously reported | Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	(73)
Ending		(73)
As adjusted | Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Ending	326
As adjusted | Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Ending	326
As adjusted | Short-term borrowings
Changes in liabilities arising from financing activities
Ending	100
As adjusted | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Ending	15,409
As adjusted | Long-term debt
Changes in liabilities arising from financing activities
Ending	15,409
As adjusted | TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Ending	12,186
As adjusted | TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Ending	774
As adjusted | TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Ending	620
As adjusted | TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Ending	419
As adjusted | Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Ending	1,483
As adjusted | Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Ending	(73)
IFRS 16 effects | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,381
Ending		1,381
IFRS 16 effects | Long-term debt
Changes in liabilities arising from financing activities
Beginning	1,381
Ending		1,381
IFRS 16 effects | Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	$ 1,381
Ending		$ 1,381